Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term borrowings from banks			¥ 24,500
Short-term investments	¥ 1,418,721	$ 222,628	170,552
M2
Principal amount			9,500
M2-1
Short-term investments			10,000
M2-2
Principal amount			¥ 15,000
Minimum | M2
Annual interest rate (as percent)			4.20%
Maximum | M2
Annual interest rate (as percent)			4.25%